Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	May 01, 2014
SunAmerica Select Dividend Growth Portfolio | SunAmerica Select Dividend Growth Portfolio A Shares
Risk/Return:
Trading Symbol	SDVAX
SunAmerica Select Dividend Growth Portfolio | SunAmerica Select Dividend Growth Portfolio C Shares
Risk/Return:
Trading Symbol	SDVCX
SunAmerica Select Dividend Growth Portfolio | SunAmerica Select Dividend Growth Portfolio W Shares
Risk/Return:
Trading Symbol	SDVWX
Focused Dividend Strategy II Portfolio | Focused Dividend Strategy II Portfolio A Shares
Risk/Return:
Trading Symbol	FDDAX
Focused Dividend Strategy II Portfolio | Focused Dividend Strategy II Portfolio C Shares
Risk/Return:
Trading Symbol	FDDCX
Focused Dividend Strategy II Portfolio | Focused Dividend Strategy II Portfolio W Shares
Risk/Return:
Trading Symbol	FDDWX